AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2016
AVAILABLE-FOR-SALE INVESTMENTS
AVAILABLE-FOR-SALE INVESTMENTS

7.AVAILABLE-FOR-SALE INVESTMENTS

		Gross
	Aggregate	unrealized
At December 31, 2016	cost basis	holding gains	Aggregate fair value
	RMB	RMB	RMB	USD
				(Note2)
				Unaudited
Wealth management products	218,940	—	218,940	31,534

Total	218,940	—	218,940	31,534

		Gross
	Aggregate	unrealized	Aggregate
At December 31, 2015	cost basis	holding gains	fair value
	RMB	RMB	RMB
Wealth management products	75,670	—	75,670

Total	75,670	—	75,670

The Group’s available-for-sale investments represent wealth management products issued by banks, which mainly invest in money market and fixed income products, including government bonds, treasury bills, and other fixed income investments, and can be redeemed upon demand.

Realized gains and losses from the sales of AFS investments are determined on a specific-identification basis and are recorded as trading gains/losses. Interest and Investment income are recognized when earned. As at December 31, 2015 and 2016, fair value of these investments is approximate to cost, there were no unrealized holding gains or losses.